GENERAL	6 Months Ended
Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1: GENERAL

Ceragon Networks Ltd. ("the Company") is a wireless backhaul specialist. It provides wireless backhaul solutions that enable cellular operators and other wireless service providers to deliver voice and data services, enabling smart-phone applications such as internet browsing, social networking applications, image sharing, music and video applications. Its wireless backhaul solutions use microwave radio technology to transfer large amounts of telecommunication traffic between base stations and small-cells and the core of the service provider's network. The Company also provides wireless fronthaul solutions that use microwave technology for ultra-high speed, ultra-low latency communication for wireless 5G and 4G base stations.

The Company's solutions support all wireless access technologies, including 4G (LTE-Advance, LTE) and 5G services. The Company's systems also serve evolving network architectures including all-IP long haul networks.

The Company sells its products through a direct sales force, systems integrators, distributors and original equipment manufacturers.

The Company's wholly owned subsidiaries provide research and development, marketing, manufacturing, distribution, sales and technical support to the Company's customers worldwide.